Leases - Weighted-Average Remaining Lease Term and Weighted-Average Discount Rate for Operating Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Apr. 24, 2026	Apr. 25, 2025	Apr. 26, 2024
Leases [Abstract]
Weighted-average remaining lease term	8 years	8 years 1 month 6 days
Weighted-average discount rate	3.00%	3.90%
Operating lease costs	$ 9	$ 11	$ 10